Notes to the Profit or Loss Statement - Summary Of Average Number Of Employees (Detail) - Employees	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number Of Employees [Line Items]
Number of employees	732	615	426
Average number of employees	678	564	374
Production
Number Of Employees [Line Items]
Number of employees	7	0	0
Research and development [member]
Number Of Employees [Line Items]
Number of employees	504	351	300
Selling [Member]
Number Of Employees [Line Items]
Number of employees	94	142	40
General and administrative [member]
Number Of Employees [Line Items]
Number of employees	127	122	86